Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 0
2025	0
2026	2,545
2027	9,728
2028	12,371
2029 and thereafter	99,338
Total	$ 123,982